Subsequent Events (Details) - Subsequent Event [Member] - USD ($)		1 Months Ended
	Aug. 01, 2020	Jul. 24, 2020
Aggregate of ordinary shares		300,000
Share amount		$ 60,000
Subsequent events, description	The Company entered into a securities purchase agreement (the "Securities Purchase Agreement") with certain investors (the "Investors"), pursuant to which, the Investors have committed to purchase from the Company, and the Company agreed to issue ADSs at US$3.00 per ADS for an aggregate purchase price of US$3 million, with an option for an additional US$1 million. The Company also agreed to issue to the Investors (i) upon each closing additional ADSs will be issued as an origination fee, the aggregate amount of which will be 200,000 ADSs, and (ii) additional ADSs as compensation to the Investors should the trading price of the Company's ADSs decrease below US$3.00 for certain periods as set forth in the Securities Purchase Agreement. In connection with the Investors' purchase of Company's ADSs, the Company further agreed to issue to the Investors warrants to purchase our ADS at US$3.00 per ADS. Such warrants shall be exercisable for a period of three years from the issuance date. On August 3, 2020, the first tranche of $1 million was closed in exchange for issuance of an aggregate of 333,334 ADSs. In addition, an aggregate of 50,000 ADSs were issued as origination fee.